Shareholder Report, Average Annual Return (Details)	12 Months Ended	58 Months Ended	60 Months Ended	109 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Without Sales Load [Member] | C000161837
Average Annual Return [Line Items]
Average Annual Return, Percent	11.24%		7.17%	8.89%
Without Sales Load [Member] | C000161838
Average Annual Return [Line Items]
Average Annual Return, Percent	11.40%		7.33%	9.05%
Without Sales Load [Member] | C000219329
Average Annual Return [Line Items]
Average Annual Return, Percent	11.61%	19.04%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%		13.86%	13.86%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%		13.86%	13.86%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%	22.33%
Russell 2000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.54%		7.40%	9.12%
Russell 2000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.54%		7.40%	9.12%
Russell 2000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.54%	18.88%